Pensions Net Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Domestic Pension Benefits
Components of Net Benefit Cost (Income)
Service cost-benefits earned	$ 0.3	$ 0.8	$ 2.9
Interest cost on benefit obligation	21.1	20.6	22.0
Expected return on plan assets	(29.9)	(30.0)	(31.1)
Recognized actuarial net loss (gain)	0.7	0	0
Settlement/curtailment (gain) loss			(19.3)
Special termination benefit		0.2	0
Net periodic benefit cost (income)	(7.8)	(8.4)	(25.5)
Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	5.50%	5.25%	5.75%
Average rate of increase in employee compensation	4.00%	4.00%	4.04%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%
Amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in the next year
Net Actuarial Loss (Gain)	4.1
Net Prior Service Costs (Credit)	0
Total	4.1
Non-U.S. Pension Benefits
Components of Net Benefit Cost (Income)
Service cost-benefits earned	11.4	9.7	10.9
Interest cost on benefit obligation	30.7	28.6	32.8
Expected return on plan assets	(24.9)	(21.2)	(30.4)
Recognized actuarial net loss (gain)	1.3	1.6	1.4
Amortization of prior service benefit			0.1
Settlement/curtailment (gain) loss	0.1	(0.2)	0
Special termination benefit	0.5	3.0	0.1
Net periodic benefit cost (income)	19.1	21.5	14.9
Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	5.37%	5.43%	5.20%
Average rate of increase in employee compensation	3.24%	3.29%	3.60%
Expected long-term rate of return on assets	5.59%	5.67%	6.08%
Amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in the next year
Net Actuarial Loss (Gain)	1.5
Net Prior Service Costs (Credit)	0
Total	1.5
SERP Benefits [Member]
Components of Net Benefit Cost (Income)
Service cost-benefits earned	0	0
Interest cost on benefit obligation	0.6	0.6	0.6
Special termination benefit			0.2
Net periodic benefit cost (income)	0.6	0.6	0.8
Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	5.50%	5.25%	5.75%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%
Other Postretirement Benefit Plans Defined Benefit [Member]
Components of Net Benefit Cost (Income)
Service cost-benefits earned	0.4	0.6	0.8
Interest cost on benefit obligation	1.8	1.8	1.8
Recognized actuarial net loss (gain)	(0.2)
Amortization of prior service benefit	(0.1)	(0.1)	(0.1)
Net periodic benefit cost (income)	1.9	2.3	2.5
Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	5.94%	5.73%	5.66%
Amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in the next year
Net Actuarial Loss (Gain)	(0.1)
Net Prior Service Costs (Credit)	(0.1)
Total	$ (0.2)